NET INCOME PER SHARE	12 Months Ended
Mar. 31, 2017
Net income per share:
NET INCOME PER SHARE
11.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for years indicated:

	Year ended March 31,
	2015	2016	2017
	$	$	$
Net income attributable to Highway Holdings Limited's shareholders, basic and diluted	1,150	1,251	527

Shares:
Weighted average common shares used in computing basic net income per share	3,786,542	3,801,874	3,801,874

Effect of dilutive securities:
Weighted average shares from assumed exercise of stock options and issuance of common shares	8,259	-	-

Weighted average common shares used in computing diluted net income per share	3,794,801	3,801,874	3,801,874

Net income per share, basic	0.30	0.33	0.14

Net income per share, diluted	0.30	0.33	0.14

No option to purchase common shares was excluded in the computation of 2015 diluted net income per share as the effect was dilutive. All share options were exercised or lapsed before the year ended March 31, 2015. No share option is outstanding for the year ended March 31, 2016 and 2017.